Stockholders' Equity (Other Comprehensive Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	$ 4,210	$ 3,313	$ 5,202
Unrealized gain (loss)	(302)	37	(302)
Unrealized actuarial gain (loss) and prior service credit (cost)	171	52	(48)
Tax effect	(60)	(12)	5
Other comprehensive income (loss), net of tax	(191)	77	(345)
Less: Other comprehensive loss available to noncontrolling interests	2	0	2
Other comprehensive income (loss) available to Whirlpool	(193)	77	(347)
Ending balance	4,795	4,210	3,313
Foreign Currency
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(1,532)	(1,588)	(1,320)
Unrealized gain (loss)	(385)	54	(272)
Unrealized actuarial gain (loss) and prior service credit (cost)	0	0	0
Tax effect	1	2	(15)
Other comprehensive income (loss), net of tax	(384)	56	(287)
Less: Other comprehensive loss available to noncontrolling interests	2	0	2
Other comprehensive income (loss) available to Whirlpool	(386)	56	(289)
Ending balance	(1,918)	(1,532)	(1,588)
Foreign Currency | Adjustment
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance			21
Derivative Instruments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(46)	(33)	11
Unrealized gain (loss)	83	(17)	(30)
Unrealized actuarial gain (loss) and prior service credit (cost)	0	0	0
Tax effect	(16)	4	7
Other comprehensive income (loss), net of tax	67	(13)	(23)
Less: Other comprehensive loss available to noncontrolling interests	0	0	0
Other comprehensive income (loss) available to Whirlpool	67	(13)	(23)
Ending balance	21	(46)	(33)
Derivative Instruments | Adjustment
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance			(21)
Pension and Postretirement Liability
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(1,040)	(1,074)	(1,039)
Unrealized gain (loss)	0	0	0
Unrealized actuarial gain (loss) and prior service credit (cost)	171	52	(48)
Tax effect	(45)	(18)	13
Other comprehensive income (loss), net of tax	126	34	(35)
Less: Other comprehensive loss available to noncontrolling interests	0	0	0
Other comprehensive income (loss) available to Whirlpool	126	34	(35)
Ending balance	(914)	(1,040)	(1,074)
Pension and Postretirement Liability | Adjustment
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance			0
Marketable Securities
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	0	0	17
Unrealized gain (loss)	0	0	0
Unrealized actuarial gain (loss) and prior service credit (cost)	0	0	0
Tax effect	0	0	0
Other comprehensive income (loss), net of tax	0	0	0
Less: Other comprehensive loss available to noncontrolling interests	0	0	0
Other comprehensive income (loss) available to Whirlpool	0	0	0
Ending balance	0	0	0
Marketable Securities | Adjustment
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance			(17)
Accumulated Other Comprehensive Income (Loss)
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(2,618)	(2,695)	(2,331)
Other comprehensive income (loss), net of tax	(193)	77	(347)
Ending balance	$ (2,811)	$ (2,618)	(2,695)
Accumulated Other Comprehensive Income (Loss) | Adjustment
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance			$ (17)